Commitment and Contingencies - Legal Contingencies (Details) - Settled Litigation - USD ($) $ in Millions		1 Months Ended
	Aug. 19, 2020	Apr. 30, 2021	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Settlement to be paid by the company	$ 3.9
Receivable from insurance provider						$ 0.3	$ 0.3
Michael Whalen As Trustee For The Hugh M Hefner 1991 Trust Vs The Company
Loss Contingencies [Line Items]
Payment for legal settlement					$ 1.8
Former Employee Vs The Company
Loss Contingencies [Line Items]
Settlement to be paid by the company				$ 2.6
Employment practices liability insurance cap						$ 2.5
Payment for legal settlement			$ 0.4
Former Employee Vs The Company | Subsequent Event
Loss Contingencies [Line Items]
Settlement to be paid by the company		$ 0.2